UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7686

Western Asset Emerging Markets Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services		1-800-822-5544
or
Institutional Shareholder Services		1-888-425-6432

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

EMERGING MARKETS INCOME
FUND INC.

FORM N-Q

FEBRUARY 28, 2009

Western Asset Emerging Markets Income Fund Inc.
February 28, 2009
Schedule of Investments (unaudited)

Face Amount†		Security	Value
SOVEREIGN BONDS — 46.9%
Argentina — 1.7%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (a)(b)	$142,883
1,000,000	DEM	9.000% due 9/19/03 (a)(b)	71,442
3,500,000	DEM	7.000% due 3/18/04 (a)(b)	250,045
3,875,000	DEM	8.500% due 2/23/05 (a)(b)	276,836
5,400,000	DEM	11.250% due 4/10/06 (a)(b)	385,784
1,000,000	EUR	9.000% due 4/26/06 (a)(b)	139,727
550,000	EUR	9.000% due 7/6/10 (a)(b)	76,850
1,000,000	DEM	11.750% due 5/20/11 (a)(b)	71,442
8,800,000	DEM	12.000% due 9/19/16 (a)(b)	628,685
950,000	DEM	11.750% due 11/13/26 (a)(b)	67,869
5,165,000		Bonds, 7.000% due 9/12/13	1,710,906
		GDP Linked Securities:
3,800,000	EUR	1.985% due 12/15/35 (b)(c)	108,606
3,195,000		2.280% due 12/15/35 (b)(c)	86,265
20,189,523	ARS	2.458% due 12/15/35 (b)(c)	212,208
		Medium-Term Notes:
6,500,000,000	ITL	7.000% due 3/18/04 (a)(b)	469,061
3,000,000,000	ITL	5.002% due 7/13/05 (a)(b)	216,490
1,000,000	EUR	10.000% due 2/22/07 (a)(b)	139,727
1,000,000,000	ITL	7.625% due 8/11/07 (a)(b)	72,163
625,000	DEM	8.000% due 10/30/09 (a)(b)	44,651
		Total Argentina	5,171,640
Brazil — 9.2%
		Brazil Nota do Tesouro Nacional:
8,595,000	BRL	10.000% due 1/1/10	3,600,825
38,357,000	BRL	10.000% due 7/1/10	16,023,315
19,737,000	BRL	10.000% due 1/1/12	8,001,945
1,000		Federative Republic of Brazil, Collective Action Securities, Notes, 8.000% due 1/15/18	1,083
		Total Brazil	27,627,168
Colombia — 3.2%
		Republic of Colombia:
1,632,000		7.375% due 1/27/17	1,649,136
8,701,000		7.375% due 9/18/37	8,004,920
		Total Colombia	9,654,056
Egypt — 0.7%
12,530,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (b)(d)	1,946,625
Gabon — 0.5%
2,160,000		Gabonese Republic, 8.200% due 12/12/17 (d)	1,414,800
Indonesia — 1.6%
		Republic of Indonesia:
10,904,000,000	IDR	10.250% due 7/15/22	682,190
21,720,000,000	IDR	11.000% due 9/15/25	1,388,265
21,034,000,000	IDR	10.250% due 7/15/27	1,243,584
25,039,000,000	IDR	9.750% due 5/15/37	1,359,051
		Total Indonesia	4,673,090
Mexico — 5.1%
		United Mexican States, Medium-Term Notes:
1,400,000		5.625% due 1/15/17	1,357,300

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.
February 28, 2009
Schedule of Investments (unaudited) (continued)

Face Amount†	Security	Value
Mexico — 5.1% (continued)
8,525,000	8.000% due 9/24/22	$9,377,500
5,334,000	6.050% due 1/11/40	4,410,685
	Total Mexico	15,145,485
Panama — 3.8%
	Republic of Panama:
1,664,000	7.250% due 3/15/15	1,726,400
2,283,000	9.375% due 4/1/29	2,522,715
8,260,000	6.700% due 1/26/36	7,268,800
	Total Panama	11,517,915
Peru — 2.2%
	Republic of Peru:
169,000	8.750% due 11/21/33	192,660
2,725,000	Bonds, 6.550% due 3/14/37	2,500,187
3,550,000	Senior Bonds, 8.375% due 5/3/16	3,976,000
	Total Peru	6,668,847
Russia — 5.5%
	Russian Federation:
110,000	11.000% due 7/24/18 (d)	132,088
617,000	12.750% due 6/24/28 (d)	786,675
17,377,360	7.500% due 3/31/30 (d)	15,498,694
	Total Russia	16,417,457
Turkey — 7.9%
	Republic of Turkey:
3,348,000	11.875% due 1/15/30	4,243,925
25,804,000	Notes, 6.875% due 3/17/36	19,417,510
	Total Turkey	23,661,435
Venezuela — 5.5%
	Bolivarian Republic of Venezuela:
8,804,000	8.500% due 10/8/14	5,106,320
6,802,000	5.750% due 2/26/16 (d)	3,264,960
1,920,000	7.000% due 12/1/18 (d)	849,600
933,000	7.650% due 4/21/25	408,187
	Collective Action Securities:
7,239,000	9.375% due 1/13/34	3,619,500
4,600,000	Notes, 10.750% due 9/19/13	3,197,000
	Total Venezuela	16,445,567
	TOTAL SOVEREIGN BONDS (Cost — $180,813,438)	140,344,085
COLLATERALIZED SENIOR LOANS — 0.4%
United States — 0.4%
	Ashmore Energy International:
248,796	Synthetic Revolving Credit Facility, 3.409% due 3/30/12 (c)	153,010
1,991,946	Term Loan, 4.459% due 3/30/14 (c)	1,225,047
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $2,121,879)	1,378,057
CORPORATE BONDS & NOTES — 40.8%
Brazil — 6.3%
	Globo Communicacoes e Participacoes SA:
2,556,000	Bonds, 7.250% due 4/26/22 (d)	2,377,080
110,000	Senior Bonds, 7.250% due 4/26/22 (d)	102,300

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.
February 28, 2009
Schedule of Investments (unaudited) (continued)

Face Amount†	Security	Value
Brazil — 6.3% (continued)
	GTL Trade Finance Inc.:
1,090,000	7.250% due 10/20/17 (d)	$1,007,161
2,093,000	7.250% due 10/20/17 (d)	1,930,437
1,900,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (d)	1,781,250
	Vale Overseas Ltd., Notes:
2,436,000	8.250% due 1/17/34	2,416,151
10,660,000	6.875% due 11/21/36	9,237,956
	Total Brazil	18,852,335
Chile — 1.0%
2,894,000	Enersis SA, Notes, 7.375% due 1/15/14	3,005,627
China — 0.3%
1,040,000	Galaxy Entertainment Finance Co. Ltd., 7.323% due 12/15/10 (c)(d)	785,200
Colombia — 0.5%
	EEB International Ltd.:
720,000	8.750% due 10/31/14 (d)	655,200
1,120,000	Senior Bonds, 8.750% due 10/31/14 (d)	1,019,200
	Total Colombia	1,674,400
India — 0.2%
	ICICI Bank Ltd., Subordinated Bonds:
570,000	6.375% due 4/30/22 (c)(d)	306,116
454,000	6.375% due 4/30/22 (c)(d)	246,516
	Total India	552,632
Kazakhstan — 2.8%
	ATF Capital BV:
860,000	9.250% due 2/21/14 (d)	391,051
2,610,000	Senior Notes, 9.250% due 2/21/14 (d)	1,187,550
	HSBK Europe BV:
200,000	9.250% due 10/16/13 (d)	83,000
2,040,000	7.250% due 5/3/17 (d)	724,200
369,000	Senior Notes, 9.250% due 10/16/13 (d)	164,157
7,070,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (d)	4,994,542
	TuranAlem Finance BV, Bonds:
2,333,000	8.250% due 1/22/37 (d)	454,935
1,930,000	8.250% due 1/22/37 (d)	299,150
	Total Kazakhstan	8,298,585
Mexico — 7.6%
3,160,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	2,953,668
	Axtel SAB de CV, Senior Notes:
230,000	11.000% due 12/15/13	198,950
8,540,000	7.625% due 2/1/17 (d)	6,020,700
2,156,000	7.625% due 2/1/17 (d)	1,514,590
320,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	315,200
16,371,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	11,638,258
130,000	Petroleos Mexicanos, 8.000% due 5/3/19 (d)	128,375
	Total Mexico	22,769,741
Russia — 17.7%
	Evraz Group SA, Notes:
4,810,000	8.875% due 4/24/13 (d)	2,910,050
2,265,000	8.875% due 4/24/13 (d)	1,371,186
2,020,000	9.500% due 4/24/18 (d)	1,040,300

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.
February 28, 2009
Schedule of Investments (unaudited) (continued)

Face Amount†		Security	Value
Russia — 17.7% (continued)
		Gaz Capital SA:
7,110,000		Notes, 8.625% due 4/28/34 (d)	$5,722,462
3,100,000		Senior Secured Notes, 7.288% due 8/16/37 (d)	1,736,000
1,140,000		Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (d)	769,500
		LUKOIL International Finance BV:
1,459,000		6.356% due 6/7/17 (d)	1,072,365
5,216,000		6.656% due 6/7/22 (d)	3,625,120
8,020,000		Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	7,318,250
		RSHB Capital, Loan Participation Notes:
		Secured Notes:
3,414,000		7.175% due 5/16/13 (d)	2,574,156
6,060,000		7.125% due 1/14/14 (d)	4,266,482
3,750,000		7.125% due 1/14/14 (d)	2,602,875
		Senior Secured Notes:
2,630,000		7.175% due 5/16/13 (d)	2,017,342
3,563,000		6.299% due 5/15/17 (d)	2,066,540
		TNK-BP Finance SA:
2,387,000		6.625% due 3/20/17 (d)	1,318,818
218,000		7.875% due 3/13/18 (d)	125,350
		Senior Notes:
2,105,000		7.500% due 3/13/13 (d)	1,662,950
4,650,000		7.500% due 7/18/16 (d)	2,813,250
2,110,000		7.500% due 7/18/16 (d)	1,276,550
830,000		7.875% due 3/13/18 (d)	477,250
2,567,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	1,514,530
		Vimpel Communications, Loan Participation Notes:
2,080,000		8.375% due 4/30/13 (d)	1,404,000
5,017,000		Secured Notes, 8.375% due 4/30/13 (d)	3,444,361
		Total Russia	53,129,687
Thailand — 1.1%
		True Move Co., Ltd.:
200,000		10.750% due 12/16/13 (d)	79,327
3,070,000		10.375% due 8/1/14 (d)	1,181,950
4,950,000		Notes, 10.750% due 12/16/13 (d)	1,955,250
		Total Thailand	3,216,527
United Kingdom — 3.2%
56,805,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (c)(d)	845,698
209,880,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (b)(c)(d)	4,467,609
6,200,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (d)	4,371,000
		Total United Kingdom	9,684,307
United States — 0.1%
310,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	267,746
		TOTAL CORPORATE BONDS & NOTES (Cost — $170,790,090)	122,236,787

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund Inc.
February 28, 2009
Schedule of Investments (unaudited) (continued)

Warrants	Security	Value
WARRANTS — 0.1%
11,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (b) (Cost - $356,500)	$201,250
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $354,081,907)	264,160,179

Face Amount†
SHORT-TERM INVESTMENTS — 7.8%
U.S. Government Agency — 3.8%
11,300,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.471% due 6/15/09 (e)(f) (Cost - $11,284,510)	11,290,282
Repurchase Agreement — 4.0%
12,000,000	Morgan Stanley tri-party repurchase agreement dated 2/27/09, 0.220% due 3/2/09; Proceeds at maturity - $12,000,220; (Fully collateralized by U.S. government agency obligations, 5.000% due 6/11/09; Market value - $12,372,490) (Cost - $12,000,000)	12,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $23,284,510)	23,290,282
	TOTAL INVESTMENTS — 96.0% (Cost — $377,366,417#)	287,450,461
	Other Assets in Excess of Liabilities — 4.0%	11,843,945
	TOTAL NET ASSETS — 100.0%	$299,294,406

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
(f)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Real
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
ITL - Italian Lira
OJSC - Open Joint Stock Company
RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund Inc. (formerly known as Western Asset Emerging Markets Income Fund II Inc.) (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$287,450,461	—	$281,841,852	$5,608,609

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of May 31, 2008	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	$108,105	(1)
Net purchases (sales)	—
Transfers in and/or out of Level 3	5,500,504
Balance as of February 28, 2009	$5,608,609
Net unrealized appreciation (depreciation) for Investments in Securities still held at the reporting date	$(5,395,079	)(1)

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,757,961
Gross unrealized depreciation	(91,673,917)
Net unrealized depreciation	$(89,915,956)

Transactions in reverse repurchase agreements for the Fund during the period ended February 28, 2009 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance *	Interest Rate *	Outstanding
$9,763,293	2.225%	$15,321,199

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.250% to 3.000% during the period ended February 28, 2009. Interest expense incurred on reverse repurchase agreements totaled $77,226.

At February 28, 2009, the Fund did not have any open reverse repurchase agreements.

3. Recent Accounting Pronouncement

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	April 28, 2009